Employee Retirement and Severance Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
Employee Benefits Disclosure [Line Items]
Multiemployer pension plan contribution	¥ 4,224	¥ 4,321	¥ 4,452
Multiemployer plans collective bargaining arrangements, percentage of contribution		99.00%
Defined contribution pension plans, cost recognized	16,334	¥ 17,414	19,570
Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	1,356	218
Japan
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	724,039	704,169	682,695
Japan | Scenario, Forecast
Employee Benefits Disclosure [Line Items]
Expected contribution in defined benefit pension plan for the year ending December 31, 2021				¥ 14,414
Japan | Fair Value, Inputs, Level 3
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 1,356	218
Japan | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Japan | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%
Japan | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Fair value of plan assets	¥ 117,762	121,573
Foreign Plans
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 321,713	294,829	¥ 248,642
Foreign Plans | Scenario, Forecast
Employee Benefits Disclosure [Line Items]
Expected contribution in defined benefit pension plan for the year ending December 31, 2021				¥ 16,432
Foreign Plans | Equity Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Foreign Plans | Debt Securities
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	25.00%
Foreign Plans | Life Insurance Company General Accounts
Employee Benefits Disclosure [Line Items]
Fair value of plan assets	¥ 27,953	¥ 9,676
Foreign Plans | Real estate assets
Employee Benefits Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	50.00%